CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net loss	$ (2,043,108)	$ (1,458,169)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	623,457	580,178
Write off of deferred offering costs and other	123,875
Depreciation and amortization	111,311	5,341
Changes in operating assets and liabilities:
Contract assets	481,671	(214,882)
Accounts receivable	(9,397)	690
Prepaid expenses and other current assets	92,538	(145,026)
Deferred expenses	(73,536)	(104,627)
Accounts payable and accrued expenses	(30,959)	(37,052)
Deferred revenue	(51,931)	312,378
Total Adjustments	1,267,029	397,000
Net Cash Used In Operating Activities	(776,079)	(1,061,169)
Cash Flows From Investing Activities:
Purchases of property and equipment	(686,915)	(367,005)
Cash acquired in reverse capitalization		2,483
Net Cash Used In Investing Activities	(686,915)	(364,522)
Cash Flows From Financing Activities:
Proceeds from government loans	684,580
Payment of deferred loan costs	(4,560)
Payment of government loans	(4,714)
Proceeds from exercise of stock options	405,000
Proceed from sale of common stock, net of costs		2,445,603
Payment of offering costs related to sale of common stock		(16,129)
Payment of deferred offering costs	(39,740)	(30,512)
Payment of offering costs related to sale of common stock		(200,000)
Net Cash Provided by Financing Activities	1,040,566	2,198,962
Net Increase In Cash and Restricted Cash	(422,428)	773,271
Cash and Restricted Cash - Beginning Of Year	798,282	25,011
Cash and Restricted Cash - End Of Year	375,854	798,282
Cash and Restricted Cash Consisted of the Following:
Cash	272,705	697,141
Restricted cash	103,149	101,141
Cash and Restricted Cash	375,854	798,282
Cash paid during the quarter ended for:
Interest	2,200
Supplemental information - Issuance of warrant to placement agent		148,202
Fixed assets purchased on account	20,598
Accrual of deferred offering costs		$ 53,471